Cover - shares	12 Months Ended
	Dec. 31, 2021	Apr. 27, 2022
Document Information Line Items
Entity Registrant Name	DUNXIN FINANCIAL HOLDINGS LIMITED
Entity Central Index Key	0001499494
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2021
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Common Stock Shares Outstanding		1,002,201,016
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-34958
Entity Incorporation State Country Code	E9
Entity Address Address Line 1	27th Floor, Lianfa International Building
Entity Address Address Line 2	128 Xudong Road
Entity Address Address Line 3	Wuchang District
Entity Address City Or Town	Wuhan City
Entity Address Country	CN
Entity Address Postal Zip Code	430063
Icfr Auditor Attestation Flag	false
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Security 12b Title	Ordinary shares, par value $0.00005 per share
Trading Symbol	DXF
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm Id	3487
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	27th Floor, Lianfa International Building
Entity Address Address Line 2	128 Xudong Road
Entity Address Address Line 3	Wuchang District
Entity Address City Or Town	Wuhan City
Entity Address Country	CN
Entity Address Postal Zip Code	430063
Local Phone Number	27-87303888
Contact Personnel Email Address	contact@dunxin.us
Contact Personnel Name	Mr. Ricky Qizhi Wei
City Area Code	+86